Filed with the Securities and Exchange Commission on March 31, 2005

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 181	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 183	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JACOBS & COMPANY MUTUAL FUND
Ticker Symbol: JACOX
CUSIP: 007 989 775
Shareholder Services toll free 1-877-560-6823
www.jacobsandcompany.com

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated ____________, 2005

Table of Contents

Table of Contents	2
Overview of the Fund	4
Performance Information	5
Fees and Expenses	6
Investment Objective and Principal Investment Strategies	7
Principal Risks of Investing in the Fund	8
Investment Advisor	9
Shareholder Services	10
Pricing of Fund Shares	17
Dividends and Distributions	17
Tax Consequences	18
Rule 12b-1 Fees	18
Other Payments to Third Parties	18
Financial Highlights	19
PRIVACY NOTICE	Inside Back Cover

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JACOBS & COMPANY MUTUAL FUND
Ticker Symbol: JACOX
CUSIP: 007 989 775
Shareholder Services toll free 1-877-560-6823

A balanced approach to income and capital growth.

The Jacobs & Company Mutual Fund seeks a combination of current income and growth of capital, consistent with preservation of capital. The Fund’s investment program emphasizes stock investments in large U.S. companies, fixed-income investments, including investments in U.S. Government agency mortgage-backed securities, and for additional income, the writing of covered call options on its stock holdings. Jacobs & Company is the investment advisor (the “Advisor”) to the Fund. The Fund is a series of Advisors Series Trust.

Please see the Fund’s privacy notice on the inside back cover of this Prospectus.

Prospectus dated ____________, 2005

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Overview of the Fund

What is the Fund’s investment goal?	The Fund seeks a combination of current income and growth of capital, consistent with preservation of capital.

What are the Fund’s principal investment strategies?
The Fund invests in a combination of equity and fixed-income securities. Although the percentage of assets allocated between equity and fixed-income securities is flexible, under normal market conditions, the Advisor expects that at least 40% of the Fund’s assets will be invested in fixed-income securities. The equity securities held by the Fund will include common stocks of large-capitalization domestic companies. Covered call options will be written on equity securities to enhance total return and provide additional protection during corrections or consolidations in the equity markets. The fixed-income securities held by the Fund consist, in normal circumstances, primarily of mortgage-backed securities issued by the Government National Mortgage Association, but may also include other U.S. Government and corporate bonds, notes and bills, preferred stocks, and money market instruments. The mixture of fixed-income securities may be adjusted depending on market conditions.

In selecting equity securities for the Fund, the Advisor seeks growth stocks it believes to be of high-quality, based on its analysis of factors such as potential earnings growth, price to earnings ratios, strength of management, product development and dividend history. In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk.

What are the principal risks of investing in the Fund?
There is the risk that you could lose money on your investment in the Fund. This could happen, for example, if either of the following events happen:

•    The stock market goes down.
•    Interest rates go up.

Who may want to invest in the Fund?
The Fund may be appropriate for investors who:

•    Are pursuing a long-term goal such as retirement.
•    Are seeking total return from both capital appreciation and income with a sensitivity to risk.
•    Are seeking exposure to the equity markets with less volatility than pure equity funds.

The Fund may not be appropriate for investors who:

•    Are pursuing a short-term goal.
•    Are investing emergency reserves.

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Performance Information

The following performance information indicates some of the risks and returns of investing in the Fund. The bar chart illustrates the Fund’s performance for the last calendar year. The table illustrates the Fund’s average annual total return over time compared with a broad-based market index, as well as an index that is comprised of funds with the similar risk and return characteristics as the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Return as of December 31*

*The Fund’s year-to-date return as of March 31, 2005 was __%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 4.42% for the quarter ended December 31, 2002, and the lowest quarterly return was -10.75% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2004

Since Inception

	1 Year	(6/11/01)
Jacobs & Company Mutual Fund
Return Before Taxes
Return After Taxes on Distributions(1)
Return After Taxes on Distributions and Sale of Fund Shares(1),(2)

S&P 100 Index(3)
Lipper Balanced Fund Index(4)

(1)	After-tax returns are calculated using the historic highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2)	These return figures may be higher than other return figures for the Fund because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3)	The S&P 100 Index is an unmanaged capitalization-weighted index consisting of 100 large blue chip stocks across various industries. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.
(4)	The Lipper Balanced Fund Index is an unmanaged, net asset value-weighted index of the 30 largest balanced mutual funds category as tracked by Lipper, Inc. The mutual funds in this index generally have a similar investment objective as the Fund, although some funds comprising the index may have somewhat different investment policies or objectives. Lipper rankings are based on total returns, including the reinvestment of dividends and capital gains for the stated period; this calculation does not include sales charges. The Lipper “since inception” value covers the period from June 14, 2001 through December 31, 2004.

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Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	1.00%
Distribution and Service (12b-1) Fee	0.25%
Other Expenses	%
Total Annual Fund Operating Expenses
Fee Reduction and/or Expense Reimbursement
Net Annual Fund Operating Expenses*	2.00%

*	The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until such contractual arrangement is terminated by the Board of Trustees or the Fund’s Investment Advisory Agreement is terminated, to ensure that Net Annual Fund Operating Expenses will not exceed 2.00%. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund’s expenses are less than the limit agreed to by the Fund. The Board of Trustees may terminate this expense reimbursement arrangement at any time. Without the expense reimbursement, the Total Annual Fund Operating Expenses would have been 2.78%.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund’s operating expenses remain the same. The figures below are based on net annual fund operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

One Year	$ 203
Three Years	$ 627
Five Years	$1,078
Ten Years	$2,327

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Investment Objective and Principal Investment Strategies

Investment Objective

The Fund’s investment goal is to seek a combination of current income and growth of capital, consistent with preservation of capital.

Principal Investment Strategies

The Advisor has the flexibility to select among different types of investments for growth and income and to alter the composition of the Fund’s portfolio as economic and market trends change. Under normal market conditions, the Fund expects that between 40% and 60% of the Fund’s assets will be invested in either equity securities or fixed-income securities.

Although the Fund is not restricted as to the capitalization of companies it will purchase, it is expected that the Fund will primarily invest in equity securities of large-capitalization domestic companies. The Fund generally defines large-capitalization companies as those having a market capitalization of $5 billion or more.

The Advisor’s investment process identifies companies with positive earnings growth, rising relative price strength and positive company fundamentals. While economic forecasting and industry/sector analysis play a part in the research effort, the Advisor’s stock selection process begins with individual company analysis. This is often referred to as a “bottom-up” approach to investing. From a group of companies that meet the Advisor’s standards, the Advisor selects the securities of those companies whose earnings are expected to grow over an extended period of time and that possess defensive characteristics, such as low to average price to earnings ratios, common dividends, and a beta (a statistical measure of a stock’s volatility) generally less than 1.00, indicating less volatility than the equity market as a whole. In making its determination, the Advisor also considers other characteristics of a particular company, including new product development, strength of management and competitive market dynamics.

In pursuit of its investment goal, the Fund will write covered call options on securities. A call option is a contract that provides the holder or buyer of the option the right (not the obligation) to purchase the underlying securities from the Fund at a fixed price. A call option is covered if the Fund (a) owns the underlying security that is subject to the call; or (b) has an absolute or immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio. Premiums received on the sale of such options (without regard to whether or not the option is exercised) are expected to enhance the income of the Fund beyond what would be realized on the underlying securities alone.

The Fund will typically sell an equity security when a call option is exercised or the fundamental reason that the security was purchased no longer exists. Securities may also be sold when the Advisor believes the security has reached its appreciation potential, or when a company’s fundamentals are deteriorating.

Fixed-income securities held by the Fund include mortgage-backed securities guaranteed by the Government National Mortgage Association (known as Ginnie Maes), U.S. agency obligations, investment grade corporate debt securities, U.S. Treasury obligations, preferred stock and money market instruments. It is expected that at least 40% of the Fund’s assets will be invested in fixed-income securities under normal market conditions. Ginnie Maes represent interests in “pools” of mortgage loans that are backed by the full faith and credit of the U.S. Treasury. The yields on Ginnie Maes generally are higher than on U.S. Treasury securities with comparable maturities.

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Investment grade debt securities are those securities rated BBB or better by Standard & Poor’s Ratings Group or Baa or better by Moody’s Investors Service, Inc., or if unrated, determined by the Advisor to be of equal quality. In selecting fixed-income securities, the Advisor uses a combined approach of technical and fundamental analysis. The Advisor focuses on the anticipated direction of interest rates, the yield curve, and, in the case of Ginnie Maes, principal repayment patterns, the demographics of the underlying mortgagors, geographic location of the mortgaged properties and other factors. Corporate bond analysis encompasses, in addition, the same research approach that is used in purchasing equity securities for the Fund.

Factors that the Advisor considers in determining whether to sell a fixed-income security include the potential for prepayments, changes in the interest rate environment, and the allocation and maturity structure of the overall portfolio.

Temporary Investments

Under normal market conditions, the Fund will stay fully invested in stocks and/or fixed-income securities according to its principal investment strategies. However, the Fund may depart from its principal investment strategies by making short-term investments in cash and cash equivalents in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective. Furthermore, to the extent that the Fund invests in money market mutual funds, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Portfolio Turnover

The Fund may invest in short-term trading opportunities without regard to the length of time portfolio securities have been held when, in the opinion of the Advisor, investment and/or market considerations warrant such action. Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

The Fund cannot accurately predict its future annual portfolio turnover rate, but it expects it to be approximately 150%. It may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets or individual issues or circumstances warrant such action, and may be higher. The Fund’s annual portfolio turnover rate is noted in the Financial Highlights section of this Prospectus.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value or total return have previously been summarized under “An Overview of the Fund.” These risks are discussed in more detail below.

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Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Fixed-Income Securities Risk. The market value of fixed-income securities is sensitive to prevailing interest rates. In general, when interest rates rise, a fixed-income security’s value declines and when interest rates decline, its market value rises. Normally, the longer the remaining maturity of a security, the greater the effects of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness affect the market value of fixed-income securities of that issuer.

The Fund’s investments in mortgage-backed securities will be subject to prepayment risk, which is the risk that the borrowers of the underlying mortgages will prepay principal more rapidly than is anticipated. When interest rates decline, homeowners tend to refinance their mortgages, which generally increases rates of prepayment among borrowers. As a result, the Fund may lose the benefit of the higher yielding underlying mortgages that are being prepaid and may have to seek opportunities in other, less attractive securities. This could cause a decrease in the Fund’s income and share price.

Options Risk. Covered call options, such as those written by the Fund, enhance Fund income by the generation of premiums upon the sale of the options, but may result in the Fund’s losing the benefit of a portion of the appreciation in the underlying equity security to the extent the value increases to an amount in excess of the option exercise price.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting Jacobs & Company Mutual Fund c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-877-560-6823 and on the SEC web site at www.sec.gov.

Investment Advisor

Jacobs & Company, established in 1988, is the investment advisor to the Fund. The Advisor’s address is 300 Summers Street, Suite 970, Charleston, West Virginia, 25301. The investment advisor provides investment advisory services to individual and institutional clients. The investment advisor provides advice on buying and selling securities. The investment advisor provides management services with respect to the Fund’s investment portfolio, furnishes office space for the Fund and provides most of the personnel needed by the Fund. For its services, the Fund pays the investment advisor a monthly management fee based upon its average daily net assets at the annual rate of 1.00%. For the fiscal year ended January 31, 2004, the Advisor received advisory fees of 0.22% of the Fund’s average daily net assets.

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Portfolio Manager

John M. Jacobs, founder and President of the Advisor, is responsible for the day-to-day management of the Fund’s portfolio. In addition to his positions with Jacobs & Company, Mr. Jacobs is president, chairman of the board of directors, and a principal shareholder of NELX, Inc.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Fund.

Shareholder Services

How to Buy Shares

You may open a Fund account with $2,000 and add to your account at any time with $100 or more. You may open a retirement account with $1,000 and add to your account at any time with $100 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments with $100 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.

The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

You may purchase shares of the Fund by check or wire. Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form as discussed in this Prospectus. All purchases by check must be in U.S. dollars. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part. Shares of the Fund are not registered for sale outside of the United States.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-877-560-6823 if you need assistance when completing your Application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. Street address.

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By Check

If you are making an initial investment in the Fund, simply complete the Application Form included with this Prospectus and mail it with a check (made payable to “Jacobs & Company Mutual Fund”) to:

Regular Mail Jacobs & Company Mutual Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Jacobs & Company Mutual Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to “Jacobs & Company Mutual Fund” to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

If your check is returned for any reason, a $25 fee will be assessed against your account. You will be responsible for any losses suffered by the Fund as a result.

By Wire

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit:    U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:    Jacobs & Company Mutual Fund
Shareholder Registration
Shareholder Account Number (if known)

If you are making a subsequent purchase, your bank should wire funds as indicated above. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-560-6823. Your bank may charge you a fee for sending a wire to the Fund. Please contact the Transfer Agent toll-free at 1-877-560—6823 to notify them of the incoming wire and ensure proper credit to your account.

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Through Brokers

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund’s Transfer Agent. If the broker or authorized agent receives your order by 4:00 p.m. Eastern Time you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your bank account each month an amount that you wish to invest, which must be at least $100. Your financial institution must be a member of the Automated Clearing House (ACH) network. If you wish to enroll in this Plan, complete the appropriate section in the Account Application or contact the Transfer Agent. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing. The Transfer Agent must receive your termination letter five days prior to the effective date of your withdrawal. If your bank rejects your payments, the Fund’s Transfer Agent will charge a $25 fee to your account.

Retirement Plan

The Fund offers an Individual Retirement Account (“IRA”) plan. You may obtain information about opening an IRA account by calling toll free 1-877-560-6823. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the New York Stock Exchange (“NYSE”) are open for business.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Certain redemptions require a medallion signature guarantee. You should send your redemption request to:

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Regular Mail Jacobs & Company Mutual Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Jacobs & Company Mutual Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, Third Floor Milwaukee, Wisconsin 53202

Signature Guarantee

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account
•	If redemption proceeds are to be sent to a different address than that registered on the account
•	If the proceeds are to be made payable to someone other than the account’s owner(s)
•	If redemption proceeds are to be transmitted by federal wire transfer to a bank other than the bank of record
•	If a change of address request has been received by the Transfer Agent within the last 15 days
•	For all redemptions of $50,000 or more from any shareholder account
•	When adding the telephone redemption option to an existing account
•	When changing any pre-determined bank information

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent toll free at 1-877-560-6823 before the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern Time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent’s records.

To redeem shares by telephone, an investor must check the appropriate box on the account application. Proceeds redeemed by telephone will be mailed to the investor’s address, wired, or sent via electronic funds transfer through the ACH network, only to the bank of record as shown on the records of the Transfer Agent. A $15 fee will be applied for proceeds sent via wire. There is no charge for proceeds sent via ACH.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account with the signatures guaranteed. Further documentation may be requested from corporations, executors, administrators, trustees or guardians.

If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

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When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before executing an instruction received by telephone, the Fund and the Transfer Agent may use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent toll free at 1-877-560-6823 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares with a wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

Automatic Redemptions

The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

Redemption-in-Kind

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

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Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to change or terminate your participation in this Program at any time by writing to the Transfer Agent. The request must be received at least five days prior to the effective date of the withdrawal.

A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Tools to Combat Frequent Transactions
The Fund is intended for long-term investors and does not accommodate frequent transactions. Short-term “market-timers” who engage in frequent purchases and redemptions and can disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders. Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences, and funds that invest in small cap and other types of investments which are not frequently traded, may be targets of market timers.

The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Board of Trustees has developed a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Fund. These steps include monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

The Fund’s market timing policy is applied uniformly to all shareholders. The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. To further minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order (including exchanges) including those orders from any shareholder the Fund believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

Trading Practices
Currently, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Fund reserves the right to accept purchases and exchanges if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

15

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have access to the underlying shareholder account information. However, the Fund and financial intermediaries attempt to monitor aggregate trades placed in omnibus accounts and the Fund seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Fund.

The Board of Trustees has also developed procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor to the Fund holding such assets does not represent fair value. The Fund may also fair value a security if the Fund or the Advisor believes that the market price is stale.

Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, the Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

16

Pricing of Fund Shares

The price of Fund shares is based on the Fund’s net asset value. The net asset value of the Fund’s shares is determined by dividing the Fund’s assets, minus its liabilities, by the number of shares outstanding. The Fund’s assets are the value of securities held in its portfolio, plus any cash and other assets. The Fund’s liabilities are fees and expenses it owes. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received in proper form. The net asset value of shares of each class of the Fund’s shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern Time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Fund’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events in the securities market and/or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Dividends and Distributions

The Fund will normally declare and pay distributions of dividends and capital gains, if any, at least annually, in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared would be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

17

Tax Consequences

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is up to 0.25% of the Fund’s average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

Other Payments to Third Parties

In addition to paying fees under the Fund's Rule 12b-1 Plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Fund’s advisor may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of the shares sold.

18

Financial Highlights

This table is intended to help you understand the Fund’s financial performance during the periods shown. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Fund would have increased or decreased during the period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker for the fiscal years ended January 31, 2005 and 2004 and by another independent registered public accounting firm for the periods ended January 31, 2003 and 2002. Tait, Weller & Baker’s report and the Fund’s financial statements are included in the Fund’s current annual report dated January 31, 2004, which is available free of charge upon request.

For a share outstanding throughout each period

	Year Ended January 31,	Year Ended January 31,	Year Ended January 31,	June 11, 2001* Through
	2005	2004	2003	January 31, 2002
Net asset value, beginning of period		$9.20	$10.18	$10.00

Income from investment operations:
Net investment income		0.16	0.13	0.06
Net realized and unrealized gain/(loss) on investments		(0.33)	(0.98)	0.21
Total from investment operations		(0.17)	(0.85)	0.27

Less Distributions:
From net investment income		(0.17)	(0.13)	(0.07)
From net realized gain on investments		--	--	(0.02)
Total distributions		(0.17)	(0.13)	(0.09)

Net asset value, end of period		$8.86	$9.20	$10.18

Total return		(1.89%)	(8.39%)	2.74%	+

Ratios/supplemental data:
Net asset, end of period (thousands)		$9,761	$11,532	$9,931
Ratio of expenses to average net assets:
Before expense reimbursement		2.78%	3.54%	5.96%	**
After expense reimbursement		2.00%	2.00%	2.00%	**
Ratio of net investment income to average net assets
After expense reimbursement		1.58%	1.50%	1.57%	**
Portfolio turnover rate		323.9%	190.7%	49.7%	+

19

*	Commencement of operations.
+	Not annualized.
**	Annualized.

20

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

21

JACOBS & COMPANY MUTUAL FUND
a series of Advisors Series Trust (the “Trust”)

For investors who want more information about the Fund, the following document is available free upon request:

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its fiscal year.

You can get free copies of the reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Jacobs & Company Mutual Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone: 1-877-560-6823

You can review and copy information including the Fund’s SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090. Reports and other information about the Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov., or

•	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act
file number is 811-07959)

22

STATEMENT OF ADDITIONAL INFORMATION
dated May  , 2005

JACOBS & COMPANY MUTUAL FUND
300 Summers Street, Suite 970
Charleston, West Virginia 25301

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated May  , 2005, as may be revised, of the Jacobs & Company Mutual Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”). Jacobs & Company (the “Advisor”) is the investment advisor to the Fund. A copy of the Fund’s Prospectus may be obtained by calling 1-877-560-6823.

The Fund’s financial statements for the fiscal year ended January 31, 2005, are incorporated herein by reference to the Fund’s Annual Report dated January 31, 2005. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.

TABLE OF CONTENTS

THE TRUST	2

INVESTMENT OBJECTIVE AND POLICIES	2

INVESTMENT RESTRICTIONS	12

MANAGEMENT	13

INVESTMENT ADVISORY AND OTHER SERVICES	19

PORTFOLIO TRANSACTIONS AND BROKERAGE	25

REVENUE SHARING ARRANGEMENT	27

PORTFOLIO TURNOVER	27

PORTFOLIO HOLDINGS INFORMATION	28

DETERMINATION OF NET ASSET VALUE	29

PURCHASE AND REDEMPTION OF SHARES	31

TAX MATTERS	34

DIVIDENDS AND DISTRIBUTIONS	36

PERFORMANCE INFORMATION	37

ANTI-MONEY LAUNDERING PROGRAM	39

PROXY VOTING POLICY	39

GENERAL INFORMATION	40

FINANCIAL STATEMENTS	41

APPENDIX A	42

APPENDIX B	44

B-1

THE TRUST

The Trust is an open-end management investment company organized as a Delaware statutory trust on October 3, 1996. This SAI relates only to the Fund and not to any other series of the Trust.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital. The Fund is diversified (see fundamental investment restriction (6) under “Investment Restrictions”). Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The following information supplements the discussion of the Fund’s investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund’s objective will be attained.

Mortgage-Backed Securities. The Fund will invest in mortgage-backed securities. These include Government National Mortgage Association (“GNMA”) certificates, Federal National Mortgage Association (“FNMA”) certificates and Federal Home Loan Mortgage Corporation (“FHLMC”) certificates. The Fund also may invest in securities issued or guaranteed by other U.S. Government agencies or instrumentalities, including: the Federal Farm Credit System (obligations supported only by the credit of the issuer, but do not give the issuer the right to borrow from the U.S. Treasury, and are not guaranteed by the U.S. Government); the Federal Home Loan Bank (obligations supported by the right of the issuer to borrow from the U.S. Treasury to meet its obligations but are not guaranteed by the U.S. Government); the Tennessee Valley Authority and the U.S. Postal Service (the obligations of each supported by the right of the issuer to borrow from the U.S. Treasury to meet it obligations); and the Farmers Home Administration and the Export-Import Bank (obligations backed by the full faith and credit of the United States). The Fund may invest in collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

B-2

Each of the certificates described below is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagees of the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, generally represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal, which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.

Interest rate fluctuations may significantly alter the average maturity of mortgage-backed securities by changing the rates at which homeowners refinance mortgages. When interest rates rise, prepayments often drop, which should increase the average maturity of the mortgage-backed security. Conversely, when interest rates fall, prepayments often rise, which should decrease the average maturity of the mortgage-backed security.

GNMA Certificates. GNMA Certificates are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. In the case of GNMA Certificates, principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the “modified pass-through” type. “Modified pass-through” GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool net of fees paid to the “issuer” and GNMA, regardless of whether or not the mortgagor actually makes the payment.

GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (“FHA”) or the Farmers’ Home Administration (“FMHA”), or guaranteed by the Department of Veterans Affairs (“VA”). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-backed securities of the types described above. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

B-3

Yield Characteristics of GNMA Certificates. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

FHLMC Securities. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.

FNMA Securities. FNMA issues guaranteed mortgage pass-through certificates (“FNMA Certificates”). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA Certificates, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

U.S. Government Securities. U.S. Government securities in which the Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

B-4

All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

Other Fixed Income Securities. Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.

Fixed income securities that will be eligible for purchase by the Fund include investment grade corporate debt securities, those rated BBB or better by Standard & Poor’s Ratings Group (“S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s). Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.

The Fund reserves the right to invest up to 5% of its assets in securities rated lower than BB by S&P or lower than Baa by Moody’s. Lower-rated securities generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

B-5

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline proportionately more than a Fund consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Convertible Securities. Among the fixed-income securities in which the Fund may invest are convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock and, based upon the dividend rights and priority in the capital structure of the issuer, is considered a fixed-income security for purposes of the investment guidelines of the Fund. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

B-6

Options. The Fund may for hedging purposes, and in order to generate additional income, write call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction.

A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

B-7

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security that it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

The Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. The Fund’s purchase of put options is limited to no more than 5% of the value of its net assets. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or a call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. The ability of the Fund to engage in options strategies depends also upon the availability of a liquid market for such instruments. There can be no assurance that such a liquid market will exist for such instruments.

Foreign Securities. The Fund may invest up to 5% of its total assets in foreign securities, including Depositary Receipts, which are described below. The Fund expects that its investments in foreign issuers, if any, will generally be in companies which generate substantial revenues from U.S. operations and which are listed on U.S. securities exchanges. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Foreign settlement procedures and trade regulations may involve certain expenses and risks. One risk would be the delay in payment or delivery of securities or in the recovery of the Fund’s assets held abroad. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, taxation by withholding Fund assets, political or financial instability and diplomatic developments could affect the value of the Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain issuers or countries and special tax considerations will apply to foreign securities.

B-8

Depositary Receipts. American Depositary Receipts (“ADRs”) are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass voting rights through to the holders of the receipts in respect to the deposited securities.

Investment Company Securities. The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. Pursuant to current law, the Fund intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Illiquid Securities. The Fund may not invest more than 5% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust’s Board of Trustees (the “Board”), to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

B-9

When-Issued Securities. The Fund may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund’s intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund’s Custodian will segregate liquid assets equal in value to commitments for when-issued securities.

Money Market Instruments. The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

B-10

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

Repurchase Agreements. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which the Fund is permitted to invest. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by the Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 102% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Fund’s restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

B-11

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions.

3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.	Purchase or sell real estate, commodities or commodity contracts (the Fund reserves the right, upon notice to shareholders to engage in futures contracts in furtherance of its investment objective);

5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

6.	Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

7.	Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

B-12

8.	Invest in any issuer for purposes of exercising control or management.

9.	Invest in securities of other investment companies except as permitted under the 1940 Act.

10.	Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

11.	Invest, in the aggregate, more than 10% of its net assets in (a) foreign securities, (b) the purchase of put options, and (c) securities described in restriction 10 immediately above (with each such investment category not to exceed 5% of its net assets).

12.	With respect to fundamental investment restriction 2 above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with the Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives, strategies, and policies and to general supervision by the Board.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

B-13

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held

Independent Trustees
Walter E. Auch* (born 1921) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Management Consultant. Former Chairman, CEO of Chicago Board Options Exchange (CBOE) and former President of Paine Webber.	1	Director, Nicholas-Applegate Funds, Citigroup Funds, Pimco Advisors LLP, Senele Group and UBS Management.
Donald E. O’Connor* (born 1936) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Financial Consultant; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	1	Independent Director, The Forward Funds.
George T. Wofford III* (born 1939) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.	1	None.
James Clayburn LaForce* (born 1928) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles.	1	Director, The Payden & Rygel Investment Group, The Metzler/Payden Investment Group, BlackRock Funds, Arena Pharmaceuticals, Cancervax.
George J. Rebhan* (born 1934) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.	1	Trustee, E*TRADE Funds.

B-14

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held

Interested Trustee of the Trust
Eric M. Banhazl** (born 1957) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC; (“ICA”) (mutual fund administrator and the Fund’s former administrator).	1	None.
Officers of the Trust
Eric M. Banhazl (see above)	President (Interested Trustee - see above.)	Indefinite term since February 1997.	See Above.	1	See Above.
Robert M. Slotky (born 1947) 2020 E. Financial Way, Suite 100 Glendora, CA	Vice President, Chief Compliance Officer	Indefinite term since September 2004	Vice President, U.S. Bancorp Fund Services, LLC since July 2001, formerly Senior Vice President, ICA (May 1997 - July 2001).	1	None.
Douglas G. Hess (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.	1	None.

B-15

Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held

Rodney A. DeWalt (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite term since December 2003.	Legal and Compliance Administrator, U.S. Bancorp Fund Services, LLC since January 2003. Thrivent Financial for Lutherans from 2000 to 2003, Attorney Private Practice 1997 to 2000.	1	None.

*	Denotes those Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act.
**	Denotes Trustee who is an “interested person” of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund.
***	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Compensation

Previously, each Independent Trustee received $18,000 per year in fees, plus $500 for each special meeting attended and is reimbursed for expenses. This amount is allocated among each of the series comprising the Trust. In an effort to meet the industry’s best practice standard, the Board recently reviewed trustee compensation. Effective April 1, 2004, the Independent Trustees receive an annual trustee fee of $28,000 per year with no additional fee for special meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Trust[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees[2]
Walter E. Auch, Trustee		None	None
Donald E. O’Connor, Trustee		None	None

B-16

George T. Wofford III, Trustee	None	None
James Clayburn LaForce, Trustee	None	None
George J. Rebhan, Trustee	None	None

1	For the fiscal year ended January 31, 2004.
2	There are currently numerous different series comprising the Trust. For the fiscal year ended January 31, 2005, trustees fees and expenses in the amount of $__________ were allocated to the Fund.

Board Committees

The Trust has four standing committees: The Audit Committee, the Nominating Committee, the Qualified Legal Compliance Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets twice per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee met _______ times during the Fund’s last fiscal year with respect to the Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Independent Trustees comprise the Nominating Committee. The Nominating Committee has not met during the Fund’s last fiscal year with respect to the Fund.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC did not meet during the Fund’s last fiscal year with respect to the Fund.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed by the Board. The Valuation Committee meets as needed. The Valuation committee met once during the Fund’s last fiscal year with respect to the Fund.

B-17

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of, no Independent Trustee of the Trust beneficially owned shares of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediate families, owned as of December 31, 2004, securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families conducted any transactions (or series of transactions) in which the amount involved exceeded $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party. As of ___________________, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
First Clearing Corp. LE Carson Family Trust 5243 N. Fairway Heights Drive Tucson, AZ 85749-7135		Record

First Clearing Corporation Geraldine T. Carson 1108 Kanawha Blvd., Apt. 701 Charleston, WV 25301-2433		Record

Robert Sadler 5241 Glow Drive Charleston, WV 25313-1134		Record

B-18

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

The Trust has entered into an Investment Advisory Agreement (“Advisory Agreement”) with Jacobs & Company, 300 Summers Street, Suite 970, Charleston, West Virginia, 25301, with respect to the Fund. Jacobs & Company is referred to in this SAI as the “Advisor.” The Advisor is a wholly-owned subsidiary of NELX, Inc., a West Virginia-based public holding company. John M. Jacobs is President of both the Advisor and NELX, Inc., and portfolio manager of the Fund. Robert J. Kenney is Vice President of the Advisor and assistant portfolio manager of the Fund. The Advisor is entitled to receive investment advisory fees, which are accrued daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily net assets.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and (ii) by the vote of a majority of the Trustees who are neither parties to the Advisory Agreement nor “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically if it is assigned, and is terminable at any time without penalty by the Trustees of the Trust or with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Advisor, or by the Advisor on 90 days’ written notice to the Trust. The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable (1) for any error of judgment or mistake of law; (2) for any loss arising out of any investment; or (3) for any act or omission in the execution of security transactions for the Trust or the Fund, except that the Advisor and its personnel shall not be protected against any liability to the Trust, the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its or their part in the performance of its or their duties or from reckless disregard of its or their obligations or duties thereunder.

In approving the continuation of the Advisory Agreement on behalf of the Fund at a meeting held on December 9, 2004, the Board (including the Independent Trustees) primarily considered, among other things, the following matters: information regarding the Advisor including those relating to the Advisor’s personnel; the nature and quality of the services provided and to be provided by the Advisor under the Advisory Agreements; the fees paid to and expenses borne by the Advisor; the Fund’s expense limitation, fee waiver, and performance of the Fund relative to the Fund’s benchmark; comparable fee and expense information respecting other similar unaffiliated mutual funds; the level of profits that could be expected to accrue to the Advisor from the fees payable under such Advisory Agreement; and the Fund’s brokerage, related commissions, and the use of soft dollars by the Advisor. The Board also discussed: (a) the Advisor’s performance (on an absolute and relative basis); (b) the Advisor's adherence to compliance procedures; (c) the Advisor's generally positive relationship with the Board; (d) the Advisor's marketing activity and commitment to responsible Fund growth; (e) the overall quality of services provided to the Fund; (f) the cost structure of the Fund relative to its peer group; and (g) the satisfaction of the Fund’s shareholders with their investment choice.

B-19

After reviewing such information as they deemed necessary, the Board (including a majority of the Independent Trustees) concluded that the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board noted, among other things, that the advisory fees to be paid by the Funds and the expenses of the Funds were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor’s brokerage practices were reasonably efficient. The Board also noted that (a) the Advisor’s staff has provided adequate investment service to the Trust; (b) the Advisor would provide the Fund with reasonable potential for profitability and (c) that the nature of the Advisor’s investments was acceptable.

Based on their review, the Board concluded that the Advisor had the capabilities and personnel necessary to manage the Fund. The Board also concluded that based on the services to be provided by the Advisor to the Fund and the estimated expenses to be incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable for the Funds.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The Advisor has agreed that, in the event the operating expenses of the Fund, including all investment advisory and administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the Fund’s expense limitation, the Advisor will reduce its advisory fee (which fee is described below) in the amount equal to such excess expenses. The amount of any such reduction to be borne by the Advisor will be deducted from the monthly advisory fee otherwise payable with respect to the Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor will pay to the Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

The Fund is responsible for its own operating expenses. Any such reductions made by the Advisor in its fees or payment of expenses that are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. Any such reimbursement is also contingent upon the Board’s subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.

B-20

For the fiscal periods indicated below, the Fund paid the following advisory fees to the Advisor.

Advisory Fees
Paid During Fiscal Years Ended January 31,
	2005	2004	2003
Fees Accrued		$108,133	$105,853
Fees and Expenses Waived/Absorbed by Advisor		$83,963	$163,327
Total Fees and Expenses Paid Advisor		$24,170	($57,474)

Portfolio Manager

Mr. John M. Jacobs is the portfolio manager and is responsible for the day-to-day management of the Fund. As of January 31, 2005, Mr. Jacobs was responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets by Account Type Subject to a Performance Fee
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

[If Mr. Jacobs managed other accounts, include a discussion of material conflicts of interest].

Mr. Jacobs is compensated for his services by the Advisor. Mr. Jacobs’ compensation consists of [a salary, bonuses, deferred compensation, pension and retirement plans and other arrangements.]

[1.        For each type of compensation, please provide specific criteria on which it is based. For example, is the compensation fixed, based on the value of Fund assets or based on Fund performance. If based on performance, is it pre- or post-tax performance. Also, if based on performance, please specify the benchmark and length of time over which the performance is measured.

B-21

2.        Describe any difference, if any, in the method used to determine the compensation with respect to the Fund and other others. For example, does Mr. Jacobs receive performance based compensation with respect to other accounts, but not the Fund.]

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of January 31, 2005.

Name of Portfolio Manger	Dollar Range of Equity Securities in the Funds
John M. Jacobs

Service Providers

Pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Administrator”), acts as administrator for the Fund. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparing for signature by an officer of the Trust all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

For the fiscal periods indicated below the Fund paid the following fees to the Administrator.

Administration Fees
Paid During Fiscal Years Ended January 31,
	2005	2004	2003
U.S. Bancorp Fund Services, LLC		$36,000	$36,000

U.S. Bank, National Association, an affiliate of the Administrator, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 425 Walnut Street, Cincinnati, Ohio, 45202. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

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Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103 is the independent registered public accounting firm for the Fund. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California, 94105 is counsel to the Fund.

Distributor

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Distributor”), pursuant to which the Distributor acts as the Fund’s distributor, provides certain administration services and promotes and arranges for the sale of the Fund’s shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund’s shares is continuous. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies. Quasar was re-approved to serve as distributor for the Fund at a meeting of the Board held on March 11, 2004.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), the Fund will compensate the Advisor as Distribution Coordinator in an amount equal to 0.25% of the Fund's average daily net assets for services primarily intended to result in the sale of the Fund's shares. Services include, but are not limited to, (a) making payments, including incentive compensation, to agents and consultants to the Advisor, any affiliate of the Advisor or Trust, including pension administration firms that provide distribution and shareholder related services and broker-dealers that engage in the distribution of Fund’s shares; (b) making payments to persons who provide support services in connection with the distribution of Fund’s shares and servicing of the Fund’s shareholders, including, but not limited to, personnel of the Advisor, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by the Trust’s transfer agency or other servicing arrangements; (c) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective shareholders of the Fund; (e) preparing, printing and distributing sales literature pertaining to the Fund; and (f) obtaining whatever information analyses and reports with respect to marketing and promotional activities that the Trust may, from time to time, deem advisable. Such services and activities shall be deemed to be covered by the Plan whether performed directly by the Advisor, Distribution Coordinator, or by a third party. The Plan provides for the compensation to the Advisor, as Distribution Coordinator, regardless of the Fund’s distribution expenses.

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Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution to of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

The Advisor accrued total 12b-1 expenses of $_____________ for the fiscal year ended January 31, 2005 of which the Fund paid a total of $________. For the fiscal year indicated below, the Fund paid the following allocated distribution fees:

Actual 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended January 31, 2005
Total Dollars Allocated
Advertising/Marketing
Printing/Postage
Payment to distributor
Payment to dealers
Compensation to sales personnel
Other
Total

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Advisor and who is appointed and supervised by senior officers of the Advisor. Changes in the Fund's investments are reviewed by the Board. The portfolio manager may serve other clients of the Advisor in a similar capacity.

Under the advisory agreement, the Advisor uses its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the Advisor, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The Advisor is not required to obtain the lowest commission or the best net price for the Fund on any particular transaction, and is not required to execute any order in a fashion preferential to other accounts it manages.

Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer’s markup or markdown), the Advisor normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. The Advisor generally directs the Fund’s brokerage to one specific dealer with whom the Advisor has developed an effective working relationship involving its call-writing strategy. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Advisor on the tender of the Fund’s portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Fund by the Advisor. At present, no other recapture arrangements are in effect.

Under the advisory agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Advisor intends to cause the Fund to pay broker-dealers that provide brokerage and research services to the Advisor, the Fund and/or other accounts for which the Advisor exercises investment discretion an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Advisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or its overall responsibilities to accounts over which the Advisor exercises investment discretion. Not all of such services are useful or of value in advising the Fund. The Advisor reports to the Board regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to the Fund. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

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The management fees that the Fund pays to the Advisor will not be reduced as a consequence of the Advisor’s receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Advisor serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Advisor in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Advisor, the Advisor would, through use of the services, avoid the additional expenses that would be incurred if the Advisor should attempt to develop comparable information through its own staff.

In certain instances, there may be securities that are suitable for the Fund as well as one or more of the Advisor’s other clients. Investment decisions for the Fund and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When the Fund or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will generally produce better executions for the Fund. The Board will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices of the industry.

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It is not anticipated that any portfolio transactions will be executed with the Advisor or the Shareholder Servicing Agent, or with any affiliate of the Advisor or a Shareholder Servicing Agent, acting either as principal or as broker.

For the fiscal periods indicated below, the Fund paid the following in brokerage commissions:

Aggregate Brokerage Commissions
Paid During Fiscal Years Ended January 31
2005	2004	2003
	$448,686	$443,026

REVENUE SHARING ARRANGEMENT

The Advisor, out of its own resources and not out of Fund assets ( i.e ., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to the service fees and other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus. As of December __, 2004, the Advisor has revenue sharing arrangements with approximately __ brokers and other financial intermediaries, of which some of the more significant include arrangements with ____________.

Such additional cash payments may be made to brokers and other financial intermediaries that provide services to the Fund and/or investors in the Fund, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) a percentage of net assets; and/or (iii) as a fixed dollar-amount. As of the date of this Statement of Additional Information, the maximum amount of additional compensation that the Advisor is paying to any intermediary from its own assets was ___% of average daily net assets.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See “Portfolio Transactions and Brokerage.”

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The table below shows the Fund’s portfolio turnover rate for the following fiscal periods:

Portfolio Turnover
During Fiscal Year Ended
2005	2004	2003
	323.9%	190.7%

PORTFOLIO HOLDINGS INFORMATION

The Advisor and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Fund. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics. The Fund believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least five to ten business days, as described above. In addition, the Trust’s Chief Compliance Officer, or his or her designee, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.

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Currently, the Fund has obtained confidentiality agreements and has arrangements to provide additional disclosure of portfolio holdings information to the following rating and ranking organizations and pension plan consultants:

In addition, the Funds’ fund administrator, fund accountant, custodian, and transfer agent may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires that the approval of the Trust’s Chief Compliance Officer. The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, Distributor or any affiliated person of the Fund. No consideration may be received by the Fund, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculated its net asset value per share as of January 31, 2005 is as follows:

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Net Assets	=	Net Asset Value Per Share
Shares Outstanding
$	=	$

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, average of the quoted bid and asked prices. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.

B-30

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF SHARES

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

Fund shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s public offering price, the Transfer Agent or broker must receive your order in proper form before the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Orders are in proper form only after investment money is converted to U.S. dollars. Orders paid by check and received by the Transfer Agent or broker after 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day. Shares may be purchased in cash or in kind, at the discretion of the Fund.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a wire to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected, which may take up to 15 calendar days. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (1) to suspend the continued offering of the Fund’s shares, (2) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

Selected securities brokers, dealers or financial intermediaries may offer shares of the Fund. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund’s daily cutoff time currently the close of regular NYSE trading. Orders received after that time will be purchased at the next-determined net asset value.

B-31

How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for Fund shares redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund’s Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the payment of the redemption proceeds until payment for the purchase of such shares has been collected and confirmed to the Fund.

Selling Shares Directly to the Fund

Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Selling Shares through your Investment Representative

Your investment representative must receive your request before the close of regular trading on the NYSE (4:00 p.m., Eastern Time) to receive that day’s net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a medallion signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

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Delivery of Proceeds

The Fund generally sends you payment for your shares the next business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Telephone Redemptions

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if such procedures are observed, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions in Kind

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

B-33

TAX MATTERS

The Fund intends to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund’s assets or 10% or the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service (“IRS”) with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 28% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

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The Fund intends to declare and pay dividends and other distributions, as stated in the prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year. All such distributions are included in the taxable income of the shareholder in the year of declaration.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the “dividends received” deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from transactions in options with regard to its business of investing in securities will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

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Certain options contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by the Fund at the end of its taxable year generally will be required to be “marked to market” for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Redemptions of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has not expressed an opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

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The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.

Any dividend or distribution paid by the Fund reduces the Fund’s net asset value per share on the date paid by the amount of the dividend of distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

PERFORMANCE INFORMATION

Average Annual Total Return

Average annual total return quotations used in the Fund’s prospectus are calculated according to the following formula:

P(1 + T)n = ERV

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where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions):

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return ; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

B-38

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) which underscores the Advisor’s concern that all proxies voting decisions be made in the best interests of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A general statement of voting policy and specific voting positions has been established by the Advisor. This policy is intended to serve as a guideline and to further the economic value of each security held by the Fund. There will be regular review of this policy. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting the securities held by that client’s account.

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The Trust is required to annually file new Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-560-6823 and on the SEC’s web site at www.sec.gov.

GENERAL INFORMATION

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of 0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust’s Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series is so terminated, the Trust will continue indefinitely.

B-40

The Trust’s Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Boards of the Trust, the Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

FINANCIAL STATEMENTS

The annual report for the Fund for the fiscal year ended January 31, 2005 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

B-41

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

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Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*	Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

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APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1: Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

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PART C
(Jacobs & Company Mutual Fund)

OTHER INFORMATION

Item 23. Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(b)	Amended and Restated Bylaws dated June 27, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on January 28, 2003 and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) as Post-Effective Amendment No. 144 on May 28, 2004.

(e)	Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on March 26, 2003 and is incorporated herein by reference.

(h)	Other Material Contracts

(i)	Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(ii)	Transfer Agency Service Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) as Post-Effective Amendment No. 144 on May 28, 2004.

(iii)	Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391 as Post Effective Amendment No. 144 on May 28, 2004.

(iv)	Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391 as Post-Effective Amendment No. 144 on May 28, 2004.

(v)	Power of Attorney was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on July 29, 2004 and is incorporated herein by reference.

(i)	Opinion of Counsel was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) as Post-Effective Amendment No. 76 on March 13, 2001.

(j)	Consent of Independent Registered Public Accounting Firm is not applicable.

(k)	Omitted Financial Statements is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) as Post-Effective Amendment No. 144 on May 28, 2004.

(n)	Rule 18f-3 Plan is not applicable.

(o)	Reserved.

(p)	Code of Ethics for Registrant and Advisor was previously filed with Registrant’s Post-Effective Amendment No. 173 to its Registration Statement on Form N-1A (File No. 333-17391) with the SEC on January 28, 2005 and is incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated August 30, 2004. The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Harding, Loevner Funds, Inc.
AHA Investment Funds	The Hennessy Funds, Inc.
Allied Asset Advisors Funds	The Hennessy Mutual Funds, Inc.
Alpine Equity Trust	Intrepid Capital Management
Alpine Series Trust	Jacob Internet Fund Inc.
Alpine Income Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Funds
Brandes Investment Trust	Kensington Funds
Brandywine Blue Funds, Inc.	Kirr Marbach Partners, Funds, Inc.
Brazos Mutual Funds	Light Revolution Fund
Bridges Fund	LKCM Funds
Buffalo Funds	Masters’ Select Funds
Buffalo Balanced Fund	Matrix Advisors Value Fund, Inc.
Buffalo High Yield Fund	Monetta Fund, Inc.
Buffalo Large Cap Fund	Monetta Trust
Buffalo Small Cap Fund	MP63 Fund
Buffalo U.S. Global Fund	MUTUALS.com
CCM Advisors Funds	NorCap Funds
CCMA Select Investment Trust	Optimum Q Funds
Country Mutual Funds Trust	Permanent Portfolio Funds
Cullen Funds Trust	Primecap Odyssey Funds
Everest Funds	Professionally Managed Portfolios
First American Funds, Inc.	Prudent Bear Funds, Inc.
First American Investment Funds, Inc.	Purisima Funds
First American Strategy Funds, Inc.	Rainier Funds
FFTW Funds, Inc.	Summit Funds
Fort Pitt Capital Funds	TIFF Investment Program, Inc.
Glenmede Fund, Inc.	Trust For Professional Managers
Guinness Atkinson Funds	Wexford Trust

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, Ohio 45202
Registrant’s Investment Advisor	Jacobs & Company 300 Summers Street, Suite 970 Charleston, West Virginia 25301

Item 29. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 31st day of March 2005.

ADVISORS SERIES TRUST

By: Eric M. Banhazl*
Eric M. Banhazl
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on March 31, 2005.

Signature	Title

Eric M. Banhazl* Eric M. Banhazl	President and Trustee
Walter E. Auch* Walter E. Auch	Trustee
Donald E. O’Connor* Donald E. O’Connor	Trustee
George T. Wofford III* George T. Wofford III	Trustee
George J. Rebhan* George J. Rebhan	Trustee
James Clayburn LaForce* James Clayburn LaForce	Trustee
/s/ Douglas G. Hess Douglas G. Hess	Treasurer and Principal Financial and Accounting Officer
* /s/ Douglas G. Hess Douglas G. Hess
Attorney-in-Fact pursuant to Power of Attorney.

EXHIBIT INDEX

Exhibit	Exhibit No.